Non-Controlling Interest	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTEREST

17. NON-CONTROLLING INTEREST

As of December 31, 2018, non-controlling interest related to the 1% equity interest in APTUS BIOTECHNOLOGY (MACAO) LIMITED, 10% equity interest in mTOR (Hong Kong) Limited, 5% equity interest in Aptorum Medical Limited, 20% equity interest in Acticule, and 20% equity interest in the Lanither Life Sciences Limited in the consolidated balance sheets was deficit of $368,533 in total.

As of December 31, 2017, non-controlling interest related to the 1% equity interest in APTUS BIOTECHNOLOGY (MACAO) LIMITED and 10% equity interest in mTOR (Hong Kong) Limited in the consolidated balance sheets was deficit of $14,045 in total.